SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Employees, Directors and Consultants [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	6,589,215	3.34	6.63	10,958,989
Options granted	1,335,200	5.54		4,569,139
Options exercised	(1,786,473)	3.15		8,843,331
Options expired	(16,076)	4.21		76,131
Options forfeited	(76,713)	4.71		325,257

Options outstanding at end of year	6,045,153	3.86	6.83	30,789,923

Options vested and expected to vest at end of year	5,863,150	3.84	6.78	29,989,767

Exercisable at end of year	3,010,708	3.12	5.13	17,544,083

Schedule Of Share Based Compensation Weighted Average Assumptions For Granted Options
Year ended December 31,
	2013	2012	2011

Volatility	67%	82%	83%
Risk-free interest rate	1.20%	0.69%	1.49%
Dividend yield	0%	0%	0%
Expected life (years)	4.2	4.5	4.7

Schedule of Stock-Based Compensation Expenses
Year ended December 31,
	2013	2012	2011

Cost of revenue	$320	$59	$-
Research and development expenses, net	1,724	1,239	1,003
Marketing and business development expenses	151	192	178
General and administrative expenses	1,348	979	2,219

	$3,543	$2,469	$3,400

Non Employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
	Year ended December 31, 2013
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	321,500	4.71	3.52
Options granted	135,000	5.75
Options exercised	(40,000)	2.80
Options expired	-	-

Options outstanding at end of year	416,500	5.23	3.60

Options vested and expected to vest at end of year	416,500	5.23	3.60

Exercisable at end of year	392,343	5.14	3.47

Schedule Of Share Based Compensation Weighted Average Assumptions For Granted Options
Year ended December 31,
	2013	2012	2011

Volatility	67%	75%	78%
Risk-free interest rate	1.03%	0.66%	2.56%
Dividend yield	0%	0%	0%
Expected life (years)	4.5	4.3	6.0